UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
March 31, 2015 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Automobiles & Components--.5%
Delphi Automotive	2,125		169,448
Banks--10.5%
Bank of America	37,601		578,679
Citigroup	15,138		779,910
JPMorgan Chase & Co.	13,493		817,406
PNC Financial Services Group	4,351		405,687
Regions Financial	14,256		134,719
Wells Fargo & Co.	16,494		897,274
			3,613,675
Capital Goods--8.2%
Cummins	1,132		156,940
Honeywell International	6,435		671,235
Northrop Grumman	3,479		559,980
Owens Corning	6,559		284,661
Raytheon	2,406		262,856
United Technologies	7,593		889,900
			2,825,572
Commercial & Professional Services--.4%
Tyco International	3,584		154,327
Consumer Durables & Apparel--1.1%
PVH	3,656		389,583
Consumer Services--1.5%
Carnival	10,944		523,561
Consumer Staples--.7%
Mondelez International, Cl. A	7,114		256,744
Diversified Financials--14.1%
Ameriprise Financial	3,174		415,286
Berkshire Hathaway, Cl. B	7,217	a	1,041,557
Capital One Financial	2,180		171,828
Discover Financial Services	2,888		162,739
Goldman Sachs Group	4,489		843,797
Invesco	6,499		257,945
Leucadia National	7,311		162,962
Morgan Stanley	17,290		617,080
TD Ameritrade Holding	10,282		383,107
Voya Financial	19,381		835,515
			4,891,816
Energy--12.3%
Anadarko Petroleum	7,601		629,439
Marathon Oil	9,955		259,925
Occidental Petroleum	19,696		1,437,808
Phillips 66	7,274		571,736
Schlumberger	7,240		604,106
Valero Energy	11,975		761,850
			4,264,864

Exchange-Traded Funds--1.7%
iShares Russell 1000 Value Index
Fund	5,590		576,217
Food & Staples Retailing--2.8%
CVS Health	8,212		847,561
Rite Aid	14,586	a	126,752
			974,313
Food, Beverage & Tobacco--4.3%
Coca-Cola Enterprises	11,229		496,322
ConAgra Foods	7,254		264,989
Molson Coors Brewing, Cl. B	4,647		345,969
PepsiCo	4,151		396,919
			1,504,199
Health Care Equipment & Services--8.7%
Aetna	2,584		275,274
Boston Scientific	9,982	a	177,181
Cardinal Health	9,185		829,130
Humana	1,846		328,625
Laboratory Corporation of America
Holdings	2,045	a	257,854
McKesson	1,122		253,796
Omnicare	4,685		361,026
UnitedHealth Group	4,358		515,508
			2,998,394
Insurance--3.8%
Allstate	5,346		380,475
American International Group	4,793		262,608
Hartford Financial Services Group	9,362		391,519
Prudential Financial	3,653		293,372
			1,327,974
Materials--4.7%
Martin Marietta Materials	4,352		608,410
Mosaic	7,471		344,114
Packaging Corporation of America	3,082		240,982
Vulcan Materials	5,174		436,168
			1,629,674
Media--3.6%
CBS, Cl. B	3,063		185,710
Interpublic Group of Companies	15,769		348,810
News Corp., Cl. A	8,124	a	130,065
Time Warner	2,938		248,085
Twenty-First Century Fox, Cl. A	5,380		182,059
Viacom, Cl. B	2,361		161,256
			1,255,985
Pharmaceuticals, Biotech & Life Sciences--9.0%
Agilent Technologies	4,100		170,355
Bristol-Myers Squibb	4,122		265,869
Eli Lilly & Co.	7,565		549,597
Endo International	1,951	a	175,005
Merck & Co.	8,557		491,856
Mylan	4,136	a	245,472
Pfizer	29,675		1,032,393

Zoetis	3,791		175,485
			3,106,032
Retailing--1.5%
Dollar General	2,351		177,218
Kohl's	2,308	b	180,601
Liberty Interactive, Cl. A	5,781	a	168,747
			526,566
Semiconductors & Semiconductor Equipment--3.2%
Applied Materials	27,056		610,383
Texas Instruments	8,694		497,166
			1,107,549
Software & Services--1.5%
Google, Cl. A	150	a	83,205
Google, Cl. C	166	a	90,968
Oracle	8,071		348,264
			522,437
Technology Hardware & Equipment--4.9%
Apple	5,063		629,989
Cisco Systems	28,407		781,903
EMC	6,805		173,936
Keysight Technologies	2,808	a	104,317
			1,690,145
Transportation--.4%
Delta Air Lines	1,994		89,650
United Continental Holdings	711	a	47,815
			137,465
Total Common Stocks
(cost $27,199,175)			34,446,540

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $44,415)	44,415	[c]	44,415
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $178,723)	178,723	[c]	178,723
Total Investments (cost $27,422,313)	100.0%		34,669,678
Liabilities, Less Cash and Receivables	(.0%)		(154)
Net Assets	100.0%		34,669,524

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's security on loan was the same as the value of the collateral held by the fund, both valued at $178,723.
c Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $7,247,365 of which $7,783,226 related to appreciated investment securities and $535,861 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	14.1
Energy	12.3
Banks	10.4
Pharmaceuticals, Biotech & Life Sciences	9.0
Health Care Equipment & Services	8.7
Capital Goods	8.2
Technology Hardware & Equipment	4.9
Materials	4.7
Food, Beverage & Tobacco	4.3
Insurance	3.8
Media	3.6
Semiconductors & Semiconductor Equipment	3.2
Food & Staples Retailing	2.8
Exchange-Traded Funds	1.7
Consumer Services	1.5
Retailing	1.5
Software & Services	1.5
Consumer Durables & Apparel	1.1
Consumer Staples	.7
Money Market Investments	.6
Automobiles & Components	.5
Commercial & Professional Services	.4
Transportation	.4
100.0
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	34,446,540	-	-	34,446,540
Mutual Funds	223,138	-	-	223,138
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
March 31, 2015 (Unaudited)

Common Stocks--98.2%	Shares		Value ($)
Banks--4.1%
Associated Banc-Corp	148,000		2,752,800
BancorpSouth	79,100		1,836,702
BankUnited	5,600		183,344
Cathay General Bancorp	58,700		1,670,015
Cullen/Frost Bankers	16,900		1,167,452
East West Bancorp	5,700		230,622
Fulton Financial	21,100		260,374
KeyCorp	30,300		429,048
			8,530,357
Capital Goods--8.7%
Huntington Ingalls Industries	27,100		3,798,065
IDEX	39,400		2,987,702
Lincoln Electric Holdings	49,500		3,236,805
SPX	34,100		2,895,090
Timken	68,400		2,882,376
Trinity Industries	68,000		2,414,680
			18,214,718
Commercial & Professional Services--1.3%
Deluxe	34,600		2,397,088
IHS, Cl. A	3,300	a	375,408
			2,772,496
Consumer Durables & Apparel--4.8%
Brunswick	61,400		3,159,030
Carter's	29,800		2,755,606
Deckers Outdoor	21,400	a	1,559,418
Kate Spade & Company	76,700	a	2,561,013
			10,035,067
Consumer Services--.2%
Wyndham Worldwide	4,700		425,209
Diversified Financials--4.4%
Affiliated Managers Group	9,480	a	2,036,114
CBOE Holdings	12,100		694,601
Federated Investors, Cl. B	7,100		240,619
SEI Investments	67,100		2,958,439
T. Rowe Price Group	2,400		194,352
Waddell & Reed Financial, Cl. A	62,200		3,081,388
			9,205,513
Energy--4.9%
Dril-Quip	7,000	a	478,730
Helix Energy Solutions Group	133,000	a	1,989,680
HollyFrontier	32,100		1,292,667
Oceaneering International	41,300		2,227,309
Oil States International	10,500	a	417,585
Tesoro	7,400		675,546
Western Refining	63,600	b	3,141,204
			10,222,721
Food & Staples Retailing--.9%
Rite Aid	213,400	a	1,854,446
Food, Beverage & Tobacco--3.0%
Ingredion	41,400		3,221,748
Lancaster Colony	7,300		694,741
Pilgrim's Pride	100,600	b	2,272,554
			6,189,043

Health Care Equipment & Services--8.0%
Align Technology	23,900	a	1,285,462
Boston Scientific	175,300	a	3,111,575
C.R. Bard	1,300		217,555
Edwards Lifesciences	12,000	a	1,709,520
Health Net	58,500	a	3,538,665
Teleflex	27,600		3,334,908
Universal Health Services, Cl. B	24,500		2,883,895
VCA	12,400	a	679,768
			16,761,348
Household & Personal Products--1.5%
Energizer Holdings	23,000		3,175,150
Insurance--6.0%
American Financial Group	4,200		269,430
Everest Re Group	20,400		3,549,600
The Hanover Insurance Group	28,300		2,054,014
Lincoln National	12,600		723,996
Old Republic International	101,900		1,522,386
Reinsurance Group of America	13,900		1,295,341
RenaissanceRe Holdings	2,400		239,352
StanCorp Financial Group	22,400		1,536,640
W.R. Berkley	28,900		1,459,739
			12,650,498
Materials--5.0%
Ball	14,200		1,003,088
Cabot	67,400		3,033,000
Compass Minerals International	31,200		2,908,152
Eagle Materials	5,500		459,580
PolyOne	37,100		1,385,685
Silgan Holdings	7,600		441,788
Steel Dynamics	64,300		1,292,430
			10,523,723
Media--2.9%
John Wiley & Sons, Cl. A	24,000		1,467,360
New York Times, Cl. A	132,000		1,816,320
Starz, Cl. A	78,700	a	2,708,067
			5,991,747
Pharmaceuticals, Biotech & Life Sciences--3.6%
Charles River Laboratories
International	32,200	a	2,553,138
Mettler-Toledo International	12,300	a	4,042,395
PerkinElmer	19,100		976,774
			7,572,307
Real Estate--6.2%
Camden Property Trust	15,500	c	1,211,015
CBL & Associates Properties	87,100	c	1,724,580
Corrections Corporation of America	73,035	c	2,940,389
Extra Space Storage	12,500	c	844,625
National Retail Properties	37,200	c	1,524,084
Omega Healthcare Investors	44,500	b,c	1,805,365
Potlatch	26,900	c	1,077,076
Weingarten Realty Investors	52,500	c	1,888,950
			13,016,084
Retailing--4.9%
Abercrombie & Fitch, Cl. A	111,200	b	2,450,848
Big Lots	65,400		3,141,162
Foot Locker	60,800		3,830,400
O'Reilly Automotive	3,360	a	726,566
			10,148,976
Semiconductors & Semiconductor Equipment--3.2%

Fairchild Semiconductor
International	14,500	a	263,610
Integrated Device Technology	159,300	a	3,189,186
Skyworks Solutions	32,100		3,155,109
			6,607,905
Software & Services--9.9%
Amdocs	10,500		571,200
ANSYS	41,500	a	3,659,885
Broadridge Financial Solutions	4,700		258,547
Computer Sciences	40,500		2,643,840
Convergys	37,300		853,051
DST Systems	30,044		3,326,171
Jack Henry & Associates	29,200		2,040,788
NeuStar, Cl. A	54,100	a,b	1,331,942
PTC	76,000	a	2,748,920
Rovi	67,100	a	1,221,891
VeriSign	31,400	a,b	2,102,858
			20,759,093
Technology Hardware & Equipment--5.4%
ARRIS Group	102,700	a	2,967,517
Arrow Electronics	50,300	a	3,075,845
InterDigital	49,500		2,511,630
Polycom	72,700	a	974,180
Vishay Intertechnology	120,300		1,662,546
			11,191,718
Transportation--3.2%
Alaska Air Group	33,000		2,183,940
Old Dominion Freight Line	23,600	a	1,824,280
Southwest Airlines	59,000		2,613,700
			6,621,920
Utilities--6.1%
Atmos Energy	28,100		1,553,930
Entergy	27,400		2,123,226
IDACORP	45,500		2,860,585
National Fuel Gas	38,500		2,322,705
PNM Resources	29,400		858,480
Vectren	5,200		229,528
Westar Energy	72,500		2,810,100
			12,758,554
Total Common Stocks
(cost $174,804,884)			205,228,593

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,129,918)	1,129,918	[d]	1,129,918
Investment of Cash Collateral for
Securities Loaned--4.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,432,950)	8,432,950	[d]	8,432,950
Total Investments (cost $184,367,752)	102.7%		214,791,461
Liabilities, Less Cash and Receivables	(2.7%)		(5,640,418)
Net Assets	100.0%		209,151,043

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $11,295,428 and the value of the collateral held by the fund was $11,628,135, consisting of cash collateral of $8,432,950 and U.S. Government &

Agency securities valued at $3,195,185.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $30,423,709 of which $36,901,395 related to appreciated investment securities and $6,477,686 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	9.9
Capital Goods	8.7
Health Care Equipment & Services	8.0
Real Estate	6.2
Utilities	6.1
Insurance	6.0
Technology Hardware & Equipment	5.4
Materials	5.0
Energy	4.9
Retailing	4.9
Consumer Durables & Apparel	4.8
Money Market Investments	4.5
Diversified Financials	4.4
Banks	4.1
Pharmaceuticals, Biotech & Life Sciences	3.6
Semiconductors & Semiconductor Equipment	3.2
Transportation	3.2
Food, Beverage & Tobacco	3.0
Media	2.9
Household & Personal Products	1.5
Commercial & Professional Services	1.3
Food & Staples Retailing	.9
Consumer Services	.2
102.7
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	205,228,593	-	-	205,228,593
Mutual Funds	9,562,868	-	-	9,562,868
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2015 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Automobiles & Components--.6%
Dorman Products	14,376	a,b	715,206
Drew Industries	10,787		663,832
Standard Motor Products	9,909		418,754
Superior Industries International	6,109		115,643
Winnebago Industries	12,169		258,713
			2,172,148
Banks--8.9%
Astoria Financial	42,040		544,418
Bank Mutual	34,966		255,951
Bank of the Ozarks	31,167		1,150,997
Banner	11,709		537,443
BBCN Bancorp	32,473		469,884
BofI Holding	5,196	b	483,436
Boston Private Financial Holdings	45,381		551,379
Brookline Bancorp	26,941		270,757
Cardinal Financial	9,817		196,144
Central Pacific Financial	12,931		297,025
City Holding	7,252	a	341,062
Columbia Banking System	25,200		730,044
Community Bank System	17,134		606,372
CVB Financial	51,895		827,206
Dime Community Bancshares	8,234		132,567
F.N.B.	75,874		996,984
First BanCorp	56,854	b	352,495
First Commonwealth Financial	54,338		489,042
First Financial Bancorp	26,614		473,995
First Financial Bankshares	29,720	a	821,461
First Midwest Bancorp	41,441		719,830
Glacier Bancorp	39,625		996,569
Hanmi Financial	19,558		413,652
Home BancShares	25,412		861,213
Independent Bank	10,373		455,063
LegacyTexas Financial Group	17,177		390,433
MB Financial	31,978		1,001,231
National Penn Bancshares	77,650		836,290
NBT Bancorp	16,910		423,765
Northwest Bancshares	53,568		634,781
OFG Bancorp	21,186	a	345,756
Old National Bancorp	56,824		806,333
Oritani Financial	24,549		357,188
Pinnacle Financial Partners	18,127		805,926
PrivateBancorp	36,758		1,292,779
Provident Financial Services	31,191		581,712
S&T Bancorp	17,530		497,501

Simmons First National, Cl. A	9,812		446,152
Southside Bancshares	10,565		303,110
Sterling Bancorp	35,799		480,065
Susquehanna Bancshares	82,677		1,133,502
Talmer Bancorp, Cl. A	27,524		421,530
Texas Capital Bancshares	20,072	b	976,503
Tompkins Financial	4,044		217,769
TrustCo Bank	31,121		214,112
UMB Financial	16,438		869,406
United Bankshares	28,168		1,058,553
United Community Banks	24,472		462,031
Westamerica Bancorporation	10,598	a	457,940
Wilshire Bancorp	31,357		312,629
Wintrust Financial	22,167		1,056,923
			30,358,909
Capital Goods--9.1%
AAON	22,390		549,227
AAR	18,386		564,450
Actuant, Cl. A	32,007		759,846
Aegion	19,334	b	348,979
AeroVironment	6,797	b	180,188
Albany International, Cl. A	13,445		534,439
American Science & Engineering	1,688		82,476
American Woodmark	7,503	b	410,639
Apogee Enterprises	13,072		564,710
Applied Industrial Technologies	17,495		793,223
Astec Industries	7,858		336,951
AZZ	11,046		514,633
Barnes Group	21,990		890,375
Briggs & Stratton	26,250		539,175
CIRCOR International	8,765		479,445
Comfort Systems USA	20,110		423,114
Cubic	11,423		591,369
Curtiss-Wright	23,583		1,743,727
DXP Enterprises	5,432	b	239,497
Dycom Industries	14,232	b	695,091
EMCOR Group	32,603		1,515,061
Encore Wire	8,285		313,836
EnerSys	22,820		1,465,957
Engility Holdings	8,790		264,052
EnPro Industries	10,055		663,127
ESCO Technologies	15,189		592,067
Federal Signal	35,795		565,203
Franklin Electric	16,245		619,584
GenCorp	24,595	b	570,358
General Cable	23,375		402,751
Gibraltar Industries	11,647	b	191,127
Griffon	23,130		403,156
Hillenbrand	31,530		973,331
John Bean Technologies	15,809		564,697

Kaman	10,603		449,885
Lindsay	6,464		492,880
Lydall	7,961	b	252,523
Moog, Cl. A	20,553	b	1,542,503
Mueller Industries	26,702		964,743
National Presto Industries	1,670	a	105,861
PGT	15,018	b	167,826
Powell Industries	2,943		99,385
Quanex Building Products	20,350		401,709
Simpson Manufacturing	21,980		821,393
Standex International	5,370		441,038
TASER International	25,426	a,b	613,021
Tennant	7,589		496,093
Titan International	20,360	a	190,570
Toro	27,168		1,905,020
Universal Forest Products	11,302		627,035
Veritiv	3,860		170,342
Vicor	7,117	b	108,178
Watts Water Technologies, Cl. A	13,539		745,051
			30,940,917
Commercial & Professional Services--4.3%
ABM Industries	23,428		746,416
Brady, Cl. A	24,552		694,576
CDI	8,644		121,448
Exponent	6,189		550,202
G&K Services, Cl. A	8,813		639,207
Healthcare Services Group	31,024		996,801
Heidrick & Struggles International	7,267		178,623
Insperity	9,131		477,460
Interface	26,467		549,984
Kelly Services, Cl. A	11,908		207,676
Korn/Ferry International	27,426		901,493
Matthews International, Cl. A	13,991		720,676
Mobile Mini	23,143		986,818
Navigant Consulting	26,671	b	345,656
On Assignment	23,270	b	892,870
Resources Connection	17,719		310,082
Tetra Tech	27,933		670,951
The Brink's Company	26,312		727,001
TrueBlue	23,152	b	563,751
UniFirst	8,055		947,993
United Stationers	20,566		843,000
US Ecology	8,946		447,032
Viad	9,322		259,338
WageWorks	14,393	b	767,579
			14,546,633
Consumer Durables & Apparel--4.3%
Arctic Cat	6,599		239,676
Callaway Golf	35,564		338,925
Crocs	33,476	b	395,352

Ethan Allen Interiors	13,455		371,896
G-III Apparel Group	8,418	b	948,288
Helen of Troy	11,301	b	920,918
Iconix Brand Group	25,138	b	846,396
iRobot	13,177	a,b	429,966
La-Z-Boy	26,623		748,373
M/I Homes	10,923	b	260,404
Meritage Homes	16,009	b	778,678
Movado Group	10,934		311,838
Oxford Industries	8,344		629,555
Perry Ellis International	5,366	b	124,277
Quiksilver	50,174	b	92,822
Ryland Group	22,831		1,112,783
Skechers USA, Cl. A	21,177	b	1,522,838
Standard Pacific	67,353	b	606,177
Steven Madden	29,279	b	1,112,602
Sturm Ruger & Co.	8,870	a	440,218
Unifi	6,804	b	245,556
Universal Electronics	8,957	b	505,533
Wolverine World Wide	48,739		1,630,320
			14,613,391
Consumer Services--4.5%
American Public Education	10,067	b	301,809
Biglari Holdings	598	b	247,632
BJ's Restaurants	8,468	b	427,211
Bob Evans Farms	9,660		446,872
Boyd Gaming	34,472	b	489,502
Capella Education	5,943		385,582
Career Education	28,383	b	142,766
Cracker Barrel Old Country Store	10,843		1,649,654
DineEquity	8,056		862,073
Interval Leisure Group	22,513		590,066
Jack in the Box	19,347		1,855,764
Marcus	11,285		240,258
Marriott Vacations Worldwide	14,768		1,196,946
Monarch Casino & Resort	5,445	b	104,217
Papa John's International	13,426		829,861
Pinnacle Entertainment	32,009	b	1,155,205
Popeyes Louisiana Kitchen	11,107	b	664,421
Red Robin Gourmet Burgers	5,855	b	509,385
Regis	20,088	b	328,640
Ruby Tuesday	27,633	b	166,074
Ruth's Hospitality Group	21,076		334,687
Scientific Games, Cl. A	16,032	a,b	167,855
Sonic	25,346		803,468
Strayer Education	4,892	b	261,282
Texas Roadhouse	28,470		1,037,162
			15,198,392
Diversified Financials--3.3%
Calamos Asset Management, Cl. A	11,271		151,595

Cash America International	14,006		326,340
Encore Capital Group	9,652	a,b	401,427
Enova International	13,990		275,463
Evercore Partners, Cl. A	17,836		921,408
EZCORP, Cl. A	16,836	a,b	153,713
Financial Engines	26,148	a	1,093,771
First Cash Financial Services	13,727	b	638,580
FXCM, Cl. A	14,949	a	31,841
Green Dot, Cl. A	18,406	b	293,024
Greenhill & Co.	14,239		564,576
HFF, Cl. A	16,795		630,484
Interactive Brokers Group, Cl. A	24,986		850,024
Investment Technology Group	18,532	b	561,705
MarketAxess Holdings	18,306		1,517,567
Piper Jaffray	8,819	b	462,645
PRA Group	25,311	b	1,374,894
Virtus Investment Partners	3,322		434,418
World Acceptance	5,532	a,b	403,393
			11,086,868
Energy--3.5%
Approach Resources	13,260	a,b	87,383
Arch Coal	103,603	b	103,593
Basic Energy Services	16,874	b	116,937
Bill Barrett	23,690	b	196,627
Bonanza Creek Energy	17,814	b	439,293
Bristow Group	16,655		906,865
C&J Energy Services	20,205	b	224,882
CARBO Ceramics	9,421	a	287,435
Carrizo Oil & Gas	23,176	b	1,150,688
Cloud Peak Energy	26,303	b	153,083
Comstock Resources	27,441	a	97,964
Contango Oil & Gas	6,844	b	150,568
Era Group	11,930	b	248,621
Exterran Holdings	29,879		1,003,038
Geospace Technologies	5,719	b	94,421
Green Plains	18,662		532,800
Gulf Island Fabrication	8,424		125,181
GulfMark Offshore, Cl. A	11,880	a	154,915
Hornbeck Offshore Services	14,659	a,b	275,736
ION Geophysical	82,156	b	178,279
Matrix Service	15,659	b	274,972
Newpark Resources	45,369	b	413,312
Northern Oil and Gas	35,724	a,b	275,432
Paragon Offshore	40,925	a	53,202
PDC Energy	18,980	b	1,025,679
Penn Virginia	31,420	a,b	203,602
PetroQuest Energy	30,634	b	70,458
Pioneer Energy Services	32,245	b	174,768
Rex Energy	21,483	b	79,917
SEACOR Holdings	8,514	b	593,170

Stone Energy	26,506	b	389,108
Swift Energy	18,435	a,b	39,820
Synergy Resources	37,227	b	441,140
Tesco	18,564		211,073
TETRA Technologies	27,722	b	171,322
US Silica Holdings	27,832	a	991,098
			11,936,382
Food & Staples Retailing--.8%
Andersons	14,342		593,329
Casey's General Stores	17,551		1,581,345
SpartanNash	14,562		459,577
			2,634,251
Food, Beverage & Tobacco--1.8%
B&G Foods	23,675	a	696,755
Cal-Maine Foods	16,966	a	662,692
Calavo Growers	6,305		324,203
Darling Ingredients	74,122	b	1,038,449
Diamond Foods	9,134	b	297,494
J&J Snack Foods	7,052		752,448
Sanderson Farms	10,687	a	851,220
Seneca Foods, Cl. A	4,688	b	139,749
Snyder's-Lance	22,961		733,834
Universal	10,112		476,882
			5,973,726
Health Care Equipment & Services--9.0%
Abaxis	10,320		661,615
ABIOMED	17,068	b	1,221,727
Aceto	12,402		272,844
Air Methods	16,654	b	775,910
Almost Family	1,909	b	85,351
Amedisys	14,503	b	388,390
AMN Healthcare Services	22,133	b	510,608
AmSurg	21,449	b	1,319,542
Analogic	6,615		601,303
AngioDynamics	12,213	b	217,269
Anika Therapeutics	8,139	b	335,083
Bio-Reference Laboratories	10,343	b	364,487
Cantel Medical	15,012		713,070
Chemed	8,654		1,033,288
Computer Programs & Systems	6,416	a	348,132
CONMED	12,530		632,640
CorVel	5,488	b	188,842
Cross Country Healthcare	10,644	b	126,238
CryoLife	9,536		98,888
Cyberonics	13,151	b	853,763
Cynosure, Cl. A	7,113	b	218,156
Ensign Group	8,931		418,507
ExamWorks Group	16,007	b	666,211
Greatbatch	13,502	b	781,091
Haemonetics	23,691	a,b	1,064,200

Hanger	15,427	b	350,039
HealthStream	8,219	b	207,119
Healthways	14,929	b	294,101
ICU Medical	6,556	b	610,626
Integra LifeSciences Holdings	10,141	b	625,193
Invacare	13,711		266,131
IPC Healthcare	7,485	b	349,100
Kindred Healthcare	36,626		871,333
Landauer	6,668		234,314
LHC Group	6,943	b	229,327
Magellan Health	13,152	b	931,425
Masimo	22,566	b	744,227
MedAssets	31,444	b	591,776
Medidata Solutions	23,825	b	1,168,378
Meridian Bioscience	22,221		423,977
Merit Medical Systems	17,482	b	336,528
Molina Healthcare	16,211	b	1,090,838
Natus Medical	17,271	b	681,686
Neogen	15,916	b	743,755
NuVasive	22,257	b	1,023,599
Omnicell	18,341	b	643,769
PharMerica	14,752	b	415,859
Providence Service	5,419	b	287,857
Quality Systems	24,051		384,335
Select Medical Holdings	46,558		690,455
SurModics	10,348	b	269,358
Vascular Solutions	7,476	b	226,672
West Pharmaceutical Services	34,623		2,084,651
			30,673,583
Household & Personal Products--.4%
Central Garden & Pet, Cl. A	25,527	b	271,097
Inter Parfums	8,101		264,255
Medifast	8,486	b	254,325
WD-40	7,001		619,869
			1,409,546
Insurance--2.6%
American Equity Investment Life
Holding	35,663		1,038,863
AMERISAFE	8,589		397,241
eHealth	7,144	b	67,011
Employers Holdings	17,809		480,665
HCI Group	3,985		182,792
Horace Mann Educators	17,413		595,525
Infinity Property & Casualty	6,134		503,295
Meadowbrook Insurance Group	13,762		116,977
Montpelier Re Holdings	18,248		701,453
Navigators Group	5,540	b	431,234
ProAssurance	25,299		1,161,477
RLI	15,592		817,177
Safety Insurance Group	5,137		306,936

Selective Insurance Group	27,570		800,908
Stewart Information Services	9,839		399,857
United Fire Group	11,334		360,081
United Insurance Holdings	7,720		173,700
Universal Insurance Holdings	15,172		388,251
			8,923,443
Materials--5.3%
A. Schulman	13,269		639,566
A.M. Castle & Co.	9,901	a,b	36,139
AK Steel Holding	78,892	a,b	352,647
American Vanguard	5,265		55,914
Balchem	13,341		738,825
Boise Cascade	20,362	b	762,761
Calgon Carbon	29,694		625,653
Century Aluminum	26,437	b	364,831
Clearwater Paper	10,761	b	702,693
Deltic Timber	3,751		248,504
Flotek Industries	23,060	b	339,904
FutureFuel	9,535		97,924
Glatfelter	19,909		548,095
Globe Specialty Metals	34,931		660,895
H.B. Fuller	22,127		948,584
Hawkins	2,111		80,197
Haynes International	4,806		214,396
Headwaters	37,413	b	686,154
Innophos Holdings	10,964		617,931
Intrepid Potash	25,172	a,b	290,737
Kaiser Aluminum	9,721		747,448
KapStone Paper and Packaging	41,352		1,358,000
Koppers Holdings	6,369		125,342
Kraton Performance Polymers	14,345	b	289,912
LSB Industries	6,419	b	265,297
Materion	11,143		428,225
Myers Industries	8,754		153,458
Neenah Paper	9,418		589,002
Olympic Steel	4,593		61,822
OM Group	15,318		460,000
Quaker Chemical	6,774		580,125
Rayonier Advanced Materials	20,015		298,223
RTI International Metals	14,135	b	507,588
Schweitzer-Mauduit International	13,811		636,963
Stepan	10,433		434,639
Stillwater Mining	61,737	b	797,642
SunCoke Energy	30,036		448,738
Tredegar	10,047		202,045
Wausau Paper	26,511		252,650
Zep	9,611		163,675
			17,813,144
Media--.4%
E.W. Scripps, Cl. A	10,621	b	271,898

E.W. Scripps, Cl. A	18,655	b	530,548
Harte-Hanks	25,401		198,128
Scholastic	9,877		404,364
Sizmek	12,022	b	87,280
			1,492,218
Pharmaceuticals, Biotech & Life Sciences--3.5%
Acorda Therapeutics	20,273	b	674,685
Affymetrix	43,460	a,b	545,858
Albany Molecular Research	8,917	a,b	156,939
ANI Pharmaceuticals	3,908	b	244,445
Cambrex	18,102	b	717,382
DepoMed	27,439	b	614,908
Emergent BioSolutions	15,646	b	449,979
Impax Laboratories	32,771	b	1,535,977
Lannett Company	13,258	a,b	897,699
Ligand Pharmaceuticals	9,403	b	725,065
Luminex	21,339	b	341,424
Medicines	28,525	b	799,270
Momenta Pharmaceuticals	21,574	b	327,925
PAREXEL International	27,848	b	1,921,234
Prestige Brands Holdings	25,652	b	1,100,214
Repligen	16,296	b	494,747
Sagent Pharmaceuticals	12,776	b	297,042
Spectrum Pharmaceuticals	21,529	a,b	130,681
			11,975,474
Real Estate--8.7%
Acadia Realty Trust	29,650	c	1,034,192
Agree Realty	5,657	c	186,511
American Assets Trust	18,011	c	779,516
Associated Estates Realty	28,147	c	694,668
Aviv REIT	12,368	c	451,432
Capstead Mortgage	52,997	c	623,775
CareTrust	10,546		143,004
Cedar Realty Trust	39,978	c	299,435
Chesapeake Lodging Trust	25,805	c	872,983
CoreSite Realty	9,142	c	445,033
Cousins Properties	90,821	c	962,703
DiamondRock Hospitality	100,693	c	1,422,792
EastGroup Properties	16,911	c	1,017,028
Education Realty Trust	21,905	c	774,999
EPR Properties	27,502	c	1,650,945
Forestar Group	16,497	b,c	260,158
Franklin Street Properties	34,192	c	438,341
GEO Group	36,654		1,603,246
Getty Realty	17,692	c	321,994
Government Properties Income Trust	35,931	c	821,023
Healthcare Realty Trust	43,847	c	1,218,070
Inland Real Estate	47,446	c	507,198
Kite Realty Group Trust	36,441	c	1,026,543
Lexington Realty Trust	96,983	a,c	953,343

LTC Properties	18,719	c	861,074
Medical Properties Trust	91,493	c	1,348,607
Parkway Properties	34,491	c	598,419
Pennsylvania Real Estate
Investment Trust	32,322	c	750,840
Post Properties	27,852	c	1,585,614
PS Business Parks	10,564	c	877,235
Retail Opportunity Investments	40,779	c	746,256
Sabra Health Care	25,474	c	844,463
Saul Centers	7,146	c	408,751
Sovran Self Storage	16,697	c	1,568,516
Summit Hotel Properties	41,189	c	579,529
Universal Health Realty Income
Trust	7,162	c	402,862
Urstadt Biddle Properties, Cl. A	15,414	c	355,447
			29,436,545
Retailing--5.1%
Aeropostale	36,652	a,b	127,182
Barnes & Noble	21,065	a,b	500,294
Big 5 Sporting Goods	9,561		126,874
Blue Nile	6,264	b	199,446
Brown Shoe Co.	20,636		676,861
Buckle	13,333	a	681,183
Cato, Cl. A	13,321		527,512
Christopher & Banks	14,670	b	81,565
Finish Line, Cl. A	24,690		605,399
Francesca's Holdings	21,121	b	375,954
Fred's, Cl. A	13,301		227,314
FTD Companies	8,546	b	255,867
Genesco	10,568	b	752,759
Group 1 Automotive	9,718		838,955
Haverty Furniture	12,604		313,588
Hibbett Sports	11,798	b	578,810
Kirkland's	7,728	b	183,540
Lithia Motors, Cl. A	11,217		1,115,082
Lumber Liquidators Holdings	12,168	a,b	374,531
MarineMax	10,389	b	275,412
Men's Wearhouse	21,407		1,117,445
Monro Muffler Brake	13,248		861,782
NutriSystem	13,248		264,695
Outerwall	10,531	a	696,310
PEP Boys-Manny Moe & Jack	20,961	b	201,645
PetMed Express	10,485		173,212
Pool	21,379		1,491,399
Select Comfort	27,046	b	932,276
Sonic Automotive, Cl. A	12,992		323,501
Stage Stores	10,802		247,582
Stein Mart	13,136		163,543
The Children's Place	11,446		734,719
Tuesday Morning	18,405	b	296,320

Vitamin Shoppe	14,766	b	608,212
VOXX International	10,882	b	99,679
Zumiez	10,052	b	404,593
			17,435,041
Semiconductors & Semiconductor Equipment--3.7%
Advanced Energy Industries	18,930	b	485,744
Brooks Automation	33,052		384,395
Cabot Microelectronics	10,910	b	545,173
CEVA	9,894	b	210,940
Cirrus Logic	30,157	b	1,003,022
Cohu	10,332		113,032
Diodes	20,708	b	591,420
DSP Group	15,468	b	185,307
Entropic Communications	41,284	b	122,201
Exar	12,549	b	126,117
Kopin	30,842	b	108,564
Kulicke & Soffa Industries	39,138	b	611,727
Micrel	15,627		235,655
Microsemi	44,147	b	1,562,804
MKS Instruments	26,257		887,749
Monolithic Power Systems	16,995		894,787
Nanometrics	7,456	b	125,410
Pericom Semiconductor	15,909		246,112
Power Integrations	13,975		727,818
Rudolph Technologies	17,902	b	197,280
Synaptics	17,328	a,b	1,408,853
Tessera Technologies	24,051		968,774
Ultratech	10,042	b	174,128
Veeco Instruments	16,685	b	509,727
			12,426,739
Software & Services--6.6%
Blackbaud	23,960		1,135,225
Blucora	21,556	b	294,455
Bottomline Technologies	18,351	b	502,267
CACI International, Cl. A	11,491	b	1,033,271
Cardtronics	22,635	b	851,076
Ciber	29,928	b	123,303
comScore	14,483	b	741,530
CSG Systems International	18,833		572,335
Dealertrack Technologies	19,048	b	733,729
Dice Holdings	15,882	b	141,667
Ebix	15,118	a	459,285
Epiq Systems	10,641		190,793
ExlService Holdings	16,779	b	624,179
Forrester Research	5,683		209,021
Heartland Payment Systems	16,390		767,871
IGATE	14,596	b	622,665
Interactive Intelligence Group	6,555	b	269,935
j2 Global	20,541		1,349,133
Liquidity Services	10,712	a,b	105,835

LivePerson	21,434	b	219,377
LogMeIn	12,925	b	723,671
Manhattan Associates	36,053	b	1,824,642
ManTech International, Cl. A	11,333		384,642
MicroStrategy, Cl. A	4,226	b	714,997
Monotype Imaging Holdings	19,818		646,860
Monster Worldwide	46,383	b	294,068
NetScout Systems	20,735	b	909,230
NIC	31,838		562,577
Perficient	14,215	b	294,108
Progress Software	27,830	b	756,141
QuinStreet	12,138	b	72,221
Stamps.com	7,995	b	537,984
SYKES Enterprises	22,580	b	561,113
Synchronoss Technologies	16,536	b	784,799
Take-Two Interactive Software	39,862	b	1,014,687
Tangoe	14,111	b	194,732
TeleTech Holdings	9,674		246,203
VASCO Data Security International	13,907	a,b	299,557
Virtusa	11,021	b	456,049
XO Group	12,908	b	228,084
			22,453,317
Technology Hardware & Equipment--5.9%
ADTRAN	25,938		484,262
Agilysys	10,199	b	100,358
Anixter International	13,050	b	993,496
Badger Meter	6,347		380,439
Bel Fuse, Cl. B	5,345		101,715
Benchmark Electronics	29,381	b	706,025
Black Box	8,331		174,368
CalAmp	14,120	b	228,603
Checkpoint Systems	21,554		233,214
Coherent	12,465	b	809,726
Comtech Telecommunications	8,384		242,717
CTS	21,006		377,898
Daktronics	19,421		209,941
DTS	7,766	b	264,588
Electro Scientific Industries	12,488		77,176
Electronics For Imaging	20,976	b	875,748
Fabrinet	16,877	b	320,494
FARO Technologies	7,367	b	457,712
Harmonic	54,546	b	404,186
II-VI	22,976	b	424,137
Insight Enterprises	21,039	b	600,032
Ixia	26,316	b	319,213
Littelfuse	9,746		968,655
Mercury Systems	8,112	b	126,142
Methode Electronics	20,348		957,170
MTS Systems	6,174		467,063
NETGEAR	17,031	b	559,979

Newport	20,778	b	396,029
OSI Systems	8,600	b	638,636
Park Electrochemical	9,316		200,853
Plexus	17,798	b	725,624
QLogic	41,434	b	610,737
Rofin-Sinar Technologies	14,989	b	363,183
Rogers	9,740	b	800,725
Sanmina	41,698	b	1,008,675
ScanSource	12,832	b	521,621
Super Micro Computer	15,093	b	501,239
SYNNEX	12,258		946,930
TTM Technologies	28,467	b	256,488
ViaSat	19,267	b	1,148,506
			19,984,303
Telecommunication Services--.7%
8x8	37,599	b	315,832
Atlantic Tele-Network	6,116		423,350
Cincinnati Bell	96,419	b	340,359
Consolidated Communications
Holdings	22,663		462,325
General Communication, Cl. A	16,922	b	266,691
Iridium Communications	37,585	b	364,950
Lumos Networks	5,197		79,306
Spok Holdings	10,227		196,052
			2,448,865
Transportation--2.4%
Allegiant Travel	6,000		1,153,740
ArcBest	13,745		520,798
Atlas Air Worldwide Holdings	9,967	b	428,780
Celadon Group	10,542		286,953
Forward Air	13,988		759,548
Heartland Express	22,927		544,746
Hub Group, Cl. A	15,308	b	601,451
Knight Transportation	26,550		856,237
Matson	23,120		974,739
Republic Airways Holdings	23,730	b	326,287
Roadrunner Transportation Systems	9,603	b	242,668
Saia	13,048	b	578,026
SkyWest	22,323		326,139
UTi Worldwide	35,325	b	434,497
			8,034,609
Utilities--3.6%
ALLETE	18,573		979,911
American States Water	18,764		748,496
Avista	29,090		994,296
El Paso Electric	16,714		645,829
Laclede Group	18,717		958,685
New Jersey Resources	39,018		1,211,899
Northwest Natural Gas	11,444		548,740
NorthWestern	21,486		1,155,732

Piedmont Natural Gas	37,885	a	1,398,335
South Jersey Industries	14,977		812,952
Southwest Gas	23,955		1,393,462
UIL Holdings	29,023		1,492,363
			12,340,700
Total Common Stocks
(cost $218,833,956)			336,309,144
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.08%, 6/4/15	35,000	[d]	34,999
0.08%, 9/17/15	165,000	[d]	164,926
Total Short-Term Investments
(cost $199,930)			199,925

Other Investment--1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,446,862)	3,446,862	[e]	3,446,862
Investment of Cash Collateral for
Securities Loaned--4.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $14,895,498)	14,895,498	[e]	14,895,498
Total Investments (cost $237,376,246)	104.5%		354,851,429
Liabilities, Less Cash and Receivables	(4.5%)		(15,314,406)
Net Assets	100.0%		339,537,023

GO - General Obligation
REIT - Real Estate Investment Trust

a Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $15,162,630 and the value of the collateral held by the fund was $15,698,166, consisting of cash collateral of $14,895,498 and U.S. Government &
Agency securities valued at $802,668.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	9.1
Health Care Equipment & Services	9.0
Banks	8.9
Real Estate	8.7

At March 31, 2015, net unrealized appreciation on investments was $117,475,183 of which $129,412,392 related to appreciated investment securities and $11,937,209 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Software & Services	6.6
Technology Hardware & Equipment	5.9
Short-Term/Money Market Investments	5.5
Materials	5.3
Retailing	5.1
Consumer Services	4.5
Commercial & Professional Services	4.3
Consumer Durables & Apparel	4.3
Semiconductors & Semiconductor Equipment	3.7
Utilities	3.6
Energy	3.5
Pharmaceuticals, Biotech & Life Sciences	3.5
Diversified Financials	3.3
Insurance	2.6
Transportation	2.4
Food, Beverage & Tobacco	1.8
Food & Staples Retailing	.8
Telecommunication Services	.7
Automobiles & Components	.6
Household & Personal Products	.4
Media	.4
104.5
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
March 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2015	($)
Financial Futures Long
Russell 2000 E-mini	27	3,372,030	June 2015	16,339

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	334,942,425	-	-	334,942,425
Equity Securities - Foreign Common Stocks+	1,366,719	-	-	1,366,719
Mutual Funds	18,342,360	-	-	18,342,360
U.S. Treasury	-	199,925	-	199,925
Other Financial Instruments:
Financial Futures++	16,339	-	-	16,339
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end March 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
March 31, 2015 (Unaudited)

Common Stocks--95.0%	Shares		Value ($)
Application Software--11.5%
Adobe Systems	148,483	a	10,978,833
Cerner	117,931	a	8,639,625
salesforce.com	193,914	a	12,955,394
			32,573,852
Automobile Manufacturers--1.9%
Tesla Motors	28,313	a,b	5,344,645
Computer Storage & Peripherals--7.6%
Apple	113,808		14,161,129
Lenovo Group	5,190,000		7,559,621
			21,720,750
Data Processing & Outsourced Services--9.2%
Paychex	236,539		11,735,882
Visa, Cl. A	218,404		14,285,806
			26,021,688
Electronic Components--5.4%
Amphenol, Cl. A	167,429		9,866,591
Mobileye	130,525		5,485,966
			15,352,557
Internet Retail--3.4%
Priceline Group	8,379	a	9,754,413
Internet Software & Services--21.1%
Akamai Technologies	123,212	a	8,753,597
Facebook, Cl. A	169,779	a	13,958,380
Google, Cl. A	10,384	a	5,760,005
Google, Cl. C	10,384	a	5,690,432
LinkedIn, Cl. A	45,958	a	11,483,066
Rackspace Hosting	107,220	a	5,531,480
Tencent Holdings	457,600		8,650,760
			59,827,720
IT Consulting & Other Services--5.0%
Cognizant Technology Solutions,
Cl. A	230,031	a	14,351,634
Semiconductor Equipment--11.9%
Applied Materials	469,095		10,582,783
Avago Technologies	65,217		8,281,255
Microchip Technology	176,255	b	8,618,869
NXP Semiconductors	62,529	a	6,275,410
			33,758,317
Systems Software--18.0%
Fortinet	251,289	a	8,782,551
Oracle	283,749		12,243,769
Palo Alto Networks	20,069	a	2,931,680
ServiceNow	96,789	a	7,625,037
Symantec	289,062		6,753,934
VMware, Cl. A	157,584	a	12,923,464
			51,260,435
Total Common Stocks
(cost $202,579,499)			269,966,011

Other Investment--5.9%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $16,621,244)	16,621,244 [c]	16,621,244
Investment of Cash Collateral for
Securities Loaned--1.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,449,032)	5,449,032 [c]	5,449,032
Total Investments (cost $224,649,775)	102.8%	292,036,287
Liabilities, Less Cash and Receivables	(2.8%)	(7,892,860)
Net Assets	100.0%	284,143,427

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $13,679,780 and the value of the collateral held by the fund was $14,179,169, consisting of cash collateral of $5,449,032 and U.S. Government &
Agency securities valued at $8,730,137.
c Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $67,386,512 of which $72,583,216 related to appreciated investment securities and $5,196,704 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Internet Software & Services	21.1
Systems Software	18.0
Semiconductor Equipment	11.9
Application Software	11.5
Data Processing & Outsourced Services	9.2
Money Market Investments	7.8
Computer Storage & Peripherals	7.6
Electronic Components	5.4
IT Consulting & Other Services	5.0
Internet Retail	3.4
Automobile Manufacturers	1.9
102.8
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	233,712,999	-	-	233,712,999
Equity Securities - Foreign Common Stocks+	20,042,631	16,210,381++	-	36,253,012
Mutual Funds	22,070,276	-	-	22,070,276

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)